Revenue from sanitation services: (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Net operating revenue	R$ 19,491,061	R$ 17,797,541	R$ 17,983,654
Sanitation Sao Paolo [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	11,529,229	10,722,384	11,849,776
Regional System [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	4,774,977	4,435,396	4,284,256
Sanitation Services [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	R$ 16,304,206	R$ 15,157,780	R$ 16,134,032